Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Business Acquisitions [Abstract]
Schedule of Identifiable Assets Acquired and Liabilities Assumed upon Acquisition

March 1, 2010
(Dollars in millions)
Cash and cash equivalents	$2.1
Accounts receivable	6.5
Inventory	7.1
Other current assets	2.8
Property, plant and equipment	8.7
Intangibles	4.4
Goodwill	6.1

Total assets acquired	37.7
Accounts payable	9.8
Accrued liabilities	3.0
Long-term debt	0.6
Deferred tax liability	2.2
Long-term liabilities	0.5

Net assets acquired	$21.6